Document and Entity Information	Jul. 10, 2020
Cover [Abstract]
Entity Registrant Name	Virgin Galactic Holdings, Inc
Amendment Flag	false
Entity Central Index Key	0001706946
Document Type	8-K
Document Period End Date	Jul. 10, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-38202
Entity Tax Identification Number	98-1366046
Entity Address, Address Line One	166 North Roadrunner Parkway
Entity Address, Address Line Two	Suite 1C
Entity Address, City or Town	Las Cruces
Entity Address, State or Province	NM
Entity Address, Postal Zip Code	88011
City Area Code	(575)
Local Phone Number	424-2100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.0001 par value per share
Trading Symbol	SPCE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false